Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jan. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization of intangible assets		¥ 12,513	¥ 11,320
Losses on impairment of goodwill		0	0	¥ 14,143
Industrial and Automotive Components Group
Goodwill and Intangible Assets Disclosure [Line Items]
Losses on impairment of goodwill		¥ 0	¥ 0
Liquid Crystal Displays Business | Industrial and Automotive Components Group
Goodwill and Intangible Assets Disclosure [Line Items]
Losses on impairment of goodwill				¥ 14,143
Customer relationships
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	13 years	14 years
Software
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods		4 years
Trademark
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	10 years	9 years
Non-patent technology
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods		10 years
Patent rights
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods		16 years